Interest expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest expense.
Detail of main items of interest expense and similar charges

	Million of euros
	2018	2017	2016
Central banks deposits	421	216	127
Credit institution deposits	2,597	2,045	1,988
Customer deposits	9,062	11,074	12,886
Debt securities issued and subordinated liabilities	6,073	6,651	7,767
Marketable debt securities	5,303	5,685	6,822
Subordinated liabilities (Note 23)	770	966	945
Provisions for pensions (Note 25)	186	198	201
Other interest	1,645	1,561	1,098
	19,984	21,745	24,067